Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Textainer Group Holdings Limited
Entity Central Index Key	0001413159
Current Fiscal Year End Date	--12-31
Entity File Number	001-33725
Entity Address, Address Line One	Century House
Entity Address, Address Line Two	16 Par-La-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM